Prepayment and other current assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepayment and other current assets [Abstract]
Schedule of Prepayment and Other Current Assets
	As of December 31,
	2014	2015
	RMB	RMB
Supplier rebates receivables	111,809	43,757
Interest receivable	37,886	13,971
Order processing fees	6,647	12,334
Receivables related to employee share options exercise	15,460	4,377
Prepaid advertising fees	13,937	7,795
Government grant receivables	-	8,850
Prepaid vendors deposits	5,780	25,854
Prepaid rental fees	4,338	2,784
Other receivables	5,164	8,208
Total	201,021	127,930